SUBSEQUENT EVENTS (Detail Narrative) - USD ($)	1 Months Ended
	Nov. 23, 2016	Oct. 31, 2016	Dec. 31, 2017	Dec. 15, 2016	Dec. 14, 2016	Dec. 09, 2016	Oct. 20, 2016	Sep. 30, 2016
Notes to Financial Statements
Promissory notes					$ 100,000	$ 50,000	$ 500,000
Accrued interest rate			1.00%
Aggregate principal amount								$ 250,000
Outstanding principal amount				$ 1,150,000
Proceeds from share of common stock and warrant,share	975,000
Proceeds from share of common stock and warrant, amount	$ 390,000
Purchase of common stock in exchange of warrant	97,500
Over-subscription allotment		$ 2,000,000
Negotiated price per common share		$ 0.40
Exercise price per warrant		$ 0.55
Commission paid to placement agent		10.00%
Expense allowance		3.00%
Warrant to purchase number of common stock		10.00%